Schedule of changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 6,929,456
Loss on disposal	(30,623)	R$ (52,811)	R$ (26,368)
Intangible assets, ending	9,215,560	6,929,456
Distribution Concession Agreement In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	8,953,486	8,487,265
Transfers from accounts receivable - concessions		99
Transfers from contract assets	943,905	1,016,482
Transfers to other receivables	(3,563)	(1,372)
Amortization of quotas - concession and authorization	(522,525)	(485,677)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,363)	(10,655)
Loss on disposal	(30,623)	(52,656)
Intangible assets, ending	9,330,317	8,953,486	8,487,265
Distribution Concession Agreement Special Liabilities In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	(2,750,099)	(2,783,579)
Transfers from accounts receivable - concessions	(8,385)
Transfers from contract assets	(122,346)	(105,116)
Amortization of quotas - concession and authorization	146,697	138,596
Intangible assets, ending	(2,734,133)	(2,750,099)	(2,783,579)
Distribution Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	6,203,387	5,703,686
Transfers from accounts receivable - concessions	(8,385)	99
Transfers from contract assets	821,559	911,366
Transfers to other receivables	(3,563)	(1,372)
Amortization of quotas - concession and authorization	(375,828)	(347,081)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,363)	(10,655)
Loss on disposal	(30,623)	(52,656)
Intangible assets, ending	R$ 6,596,184	R$ 6,203,387	R$ 5,703,686